PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.5%
Asset-Backed Securities 0.9%
Collateralized Loan Obligations
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.531%(c)	10/20/30	7,945	$7,933,512
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.644(c)	01/22/31	3,815	3,823,242
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.499(c)	04/20/33	20,105	20,138,400
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.502(c)	10/20/31	26,223	26,257,510
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.546(c)	10/15/32	24,977	25,002,396
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.661(c)	07/17/34	9,500	9,511,212

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.318(c)	10/15/29	1,761	1,760,135
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	04/20/33	23,669	23,711,279
Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.329(c)	01/20/35	25,000	24,986,720
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.583(c)	10/26/31	21,449	21,495,407
Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.521(c)	04/18/31	6,860	6,866,218

Total Asset-Backed Securities (cost $171,113,486)				171,486,031
Commercial Mortgage-Backed Security 0.1%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $14,850,000)	8.819	11/13/41	14,850	15,511,772

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 81.1%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500%	06/01/29	22,300	$19,710,163
Gtd. Notes, 144A	7.750	04/15/28	6,100	5,574,065
Sr. Sec’d. Notes, 144A	5.125	08/15/27	51,900	50,832,261
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/28	36,200	38,017,286
				114,133,775
Aerospace & Defense 1.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	13,425	13,184,643
Sr. Unsec’d. Notes	5.805	05/01/50	11,867	11,115,118
Sr. Unsec’d. Notes	5.930	05/01/60	9,185	8,511,160
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	39,209	39,110,977
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	18,435	18,694,934
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	13,071,300
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	17,411	17,411,000
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,358,200
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	27,422	28,313,215
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	39,876	39,925,845
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	29,260	31,300,885
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	10,830	10,480,429
Gtd. Notes	5.500	11/15/27	26,139	26,132,929
Gtd. Notes, 144A	6.375	05/31/33	30,155	29,814,319
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/33	14,725	14,587,323
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/29	34,125	34,679,647
Sr. Sec’d. Notes, 144A	6.625	03/01/32	8,950	9,141,694
Sr. Sec’d. Notes, 144A	6.750	08/15/28	10,000	10,165,136
				369,998,754
Airlines 1.1%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	11,525	11,643,443
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	3,485	3,480,311
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	47,500	46,600,825
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	52,677	52,084,117
Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,924	18,920,178

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	30,185	$27,015,575
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	27,065	26,456,038
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	27,149	26,729,608
				212,930,095
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	11,636	10,731,927
William Carter Co. (The), Gtd. Notes, 144A(a)	5.625	03/15/27	14,475	14,379,533
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	70,128	61,366,303
				86,477,763
Auto Manufacturers 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,156,951
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	9,034,462
Sr. Unsec’d. Notes	7.400	11/01/46	24,152	24,527,274
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	6,086	5,882,995
Sr. Unsec’d. Notes	4.134	08/04/25	2,375	2,365,144
Sr. Unsec’d. Notes	5.125	06/16/25	1,425	1,424,807
Sr. Unsec’d. Notes	6.800	05/12/28	1,828	1,866,798

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A(a)	8.750	12/15/31	18,020	17,926,217
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	6,180	6,342,225
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	55,821	35,878,953
				108,405,826
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,626,336
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500	04/01/27	13,174	13,106,739

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500%	05/15/27	16,728	$16,801,269
Sr. Sec’d. Notes, 144A	6.750	05/15/28	2,473	2,516,278
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	2,300	2,334,500
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	7,010	6,652,916
Sr. Unsec’d. Notes	4.500	02/15/32	1,344	1,256,900
Sr. Unsec’d. Notes	5.375	11/15/27	10,775	10,710,674
Sr. Unsec’d. Notes	5.625	06/15/28	13,274	13,241,533

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	28,930	29,527,793
Phinia, Inc.,
Gtd. Notes, 144A(a)	6.625	10/15/32	8,835	8,775,634
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/29	8,190	8,382,887

Tenneco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	95,860	94,408,860
Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	29,277	28,674,363
				249,016,682
Banks 1.1%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	13,788,960
Jr. Sub. Notes, Series FF(a)	6.950(ff)	02/15/30(oo)	10,305	10,387,462
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	42,635	41,837,981
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(a)(x)	6.625	01/15/27	37,139	37,056,713
Sr. Unsec’d. Notes, 144A(x)	7.625	05/01/26	20,178	20,147,249
Sr. Unsec’d. Notes, 144A(x)	12.000	10/01/28	21,700	23,305,630
Sr. Unsec’d. Notes, 144A(a)(x)	12.250	10/01/30	19,950	22,033,870

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	11,305	11,435,351
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	20,671	18,594,565
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	4,805,626

Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	8,550	8,783,189
				212,176,596

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000%	03/01/30	5,785	$5,613,600
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28	21,845	19,350,478
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	35,523	25,602,343
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	9,300	9,508,529
Griffon Corp., Gtd. Notes	5.750	03/01/28	15,195	15,095,357
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	7,757,017
Masterbrand, Inc., Gtd. Notes, 144A(a)	7.000	07/15/32	4,405	4,377,769
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A(a)	6.750	04/01/32	7,841	7,905,552
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A(a)	5.500	02/01/30	23,430	21,643,406
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/32	50,755	51,560,889
Sr. Unsec’d. Notes, 144A(a)	6.750	03/01/33	15,065	15,282,800
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	16,449	16,249,086
Sr. Sec’d. Notes, 144A	8.875	11/15/31	22,910	23,540,832

Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A(a)	6.500	08/15/32	16,625	16,893,865
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	16,229	14,335,189
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	53,501	50,194,939
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,883	9,712,473
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	20,632	20,482,320
				335,106,444
Chemicals 1.6%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	37,267,787
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	5,550	4,785,018

ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	12,901	5,319,270

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Avient Corp., Sr. Unsec’d. Notes, 144A	6.250%	11/01/31	6,985	$6,982,704
Celanese US Holdings LLC,
Gtd. Notes	6.415	07/15/27	1,398	1,431,682
Gtd. Notes(a)	6.850	11/15/28	12,327	12,766,788

Chemours Co. (The), Gtd. Notes, 144A(a)	8.000	01/15/33	18,245	15,903,692
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^	10.000	05/07/29	22,837	18,673,736
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250	12/15/29	1,600	1,550,112
Methanex US Operations, Inc., Gtd. Notes, 144A(a)	6.250	03/15/32	13,758	13,318,853
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	19,875	18,735,668
Sr. Sec’d. Notes, 144A(a)	7.125	10/01/27	11,107	11,287,202
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	27,040	27,031,396
Sr. Sec’d. Notes, 144A(a)	9.750	11/15/28	64,325	67,422,326
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	39,118	36,263,844

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	24,130	22,863,175
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	11,041,313
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29	12,146	10,143,273
				322,787,839
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.250	10/01/29	19,615	14,417,025
Commercial Services 4.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	14,179	14,081,563
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A(a)	7.875	02/15/31	46,625	48,306,102
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	53,823	50,923,429
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	63,622	64,133,535

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28	40,458	$38,632,940
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28	37,556	35,865,980

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	16,825	14,806,525
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	39,902	36,707,864
Gtd. Notes, 144A	4.625	10/01/27	31,160	30,154,442

APi Group DE, Inc., Gtd. Notes, 144A	4.125	07/15/29	425	402,577
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	27,738,492
Gtd. Notes, 144A(a)	5.375	03/01/29	475	447,856
Gtd. Notes, 144A	5.750	07/15/27	7,375	7,278,470
Gtd. Notes, 144A	5.750	07/15/27	619	610,907

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	10/15/29	9,005	9,028,413
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	14,825	15,671,941
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	27,311	25,257,930
Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	750	715,071

DCLI Bidco LLC, Second Mortgage, 144A(a)	7.750	11/15/29	18,385	18,498,816
Herc Holdings Escrow, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	06/15/30	31,213	32,160,404
Sr. Unsec’d. Notes, 144A	7.250	06/15/33	12,320	12,674,431
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	11,760	11,670,763
Gtd. Notes, 144A(a)	6.625	06/15/29	17,965	18,196,059
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	8,116	7,149,542
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	6,565	6,687,758

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	107,054	101,863,486
NESCO Holdings II, Inc., Sec’d. Notes, 144A(a)	5.500	04/15/29	25,840	24,354,515
Service Corp. International,
Sr. Unsec’d. Notes(a)	3.375	08/15/30	24,185	21,976,252
Sr. Unsec’d. Notes(a)	5.750	10/15/32	850	844,691

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750%	08/15/32	19,240	$19,630,637
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	24,383	21,883,399
Gtd. Notes(a)	3.875	02/15/31	23,280	21,497,086
Gtd. Notes(a)	4.000	07/15/30	2,906	2,729,774
Gtd. Notes	4.875	01/15/28	59,499	58,846,033

Valvoline, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	8,935	7,926,879
Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	15,315	16,316,470
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	5,565	5,908,006
WEX, Inc., Gtd. Notes, 144A(a)	6.500	03/15/33	9,500	9,394,520
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.625	06/15/29	6,190	6,320,720
Sr. Sec’d. Notes, 144A	6.625	04/15/30	8,340	8,548,049
				855,842,327
Computers 0.8%
Amentum Holdings, Inc., Gtd. Notes, 144A(a)	7.250	08/01/32	12,165	12,414,602
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	20,775	21,484,082
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	73,451	67,934,186
NCR Atleos Corp., Sr. Sec’d. Notes, 144A(a)	9.500	04/01/29	10,169	11,103,678
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,409,058
Gtd. Notes, 144A	5.125	04/15/29	23,221	22,649,825

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	10,330	10,345,288
				163,340,719
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes(a)	6.125	09/30/32	12,456	12,387,492

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.5%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	73,161	$73,869,930
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A(a)	8.000	06/01/29	6,155	5,917,440
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(a)	8.500	06/15/30	21,287	22,583,698
				102,371,068
Diversified Financial Services 4.3%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	17,065	17,177,800
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A(a)	9.750	03/15/29	30,120	32,071,419
Sub. Notes, 144A(a)	8.375(ff)	06/15/35	18,160	17,640,648

Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	9,385	9,949,527
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A(a)(x)	8.375	04/01/32	11,056	10,954,189
Sr. Unsec’d. Notes, 144A(x)	9.125	05/15/31	4,315	4,398,981
Sr. Unsec’d. Notes, 144A(x)	9.250	02/01/29	10,750	11,081,661
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	8.000	02/15/27	16,325	16,733,125
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	16,500	17,283,750
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	6.875	05/15/30	14,545	14,326,825
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,655,413
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	16,295	16,274,631
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	11,225	11,294,258
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	11,800	11,697,119
Sr. Unsec’d. Notes, 144A(a)	5.000	08/15/28	17,375	16,462,417

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	18,162	14,798,573
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5,885	6,081,822
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,350,448
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	61,732	61,767,563
Gtd. Notes, 144A	5.500	08/15/28	10,100	10,082,844
Gtd. Notes, 144A	5.750	11/15/31	2,095	2,104,006
Gtd. Notes, 144A	6.000	01/15/27	23,295	23,318,355

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.500%	08/01/29	10,922	$11,128,813
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	28,525	27,849,227
Sr. Unsec’d. Notes(a)	5.000	03/15/27	1,625	1,605,245
Sr. Unsec’d. Notes	5.500	03/15/29	1,690	1,627,132
Sr. Unsec’d. Notes	6.750	06/25/25	10,475	10,475,744
Sr. Unsec’d. Notes	7.875	06/15/32	13,695	13,822,359
Sr. Unsec’d. Notes	9.375	07/25/30	1,750	1,907,091
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	14,370	13,499,477
Gtd. Notes(a)	4.000	09/15/30	21,489	19,343,020
Gtd. Notes	5.375	11/15/29	6,875	6,662,051
Gtd. Notes	6.625	01/15/28	3,159	3,216,657
Gtd. Notes	6.625	05/15/29	16,300	16,483,308
Gtd. Notes(a)	6.750	03/15/32	40,737	40,484,303
Gtd. Notes	7.125	03/15/26	51,653	52,380,137
Gtd. Notes	7.125	09/15/32	23,945	24,094,565
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/29	49,570	47,124,763
Gtd. Notes, 144A(a)	5.750	09/15/31	10,199	9,835,312
Gtd. Notes, 144A(a)	6.875	05/15/32	33,611	33,820,134

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	19,810	19,465,106
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	10,483	9,407,889
Gtd. Notes, 144A	8.375	02/01/28	7,370	7,436,943
Gtd. Notes, 144A(a)	8.875	01/31/30	19,696	20,190,741
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	11,259	10,903,001
Gtd. Notes, 144A(a)	3.625	03/01/29	11,571	10,794,752
Gtd. Notes, 144A(a)	3.875	03/01/31	36,133	32,693,732
Gtd. Notes, 144A(a)	4.000	10/15/33	31,390	27,117,177

SLM Corp., Sr. Unsec’d. Notes(a)(x)	6.500	01/31/30	7,080	7,324,214
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	04/15/29	1,775	1,702,695
UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	24,265	23,789,513
				849,690,475

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric 3.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28		16,110	$15,806,005
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29		43,590	42,457,239
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		73,606	71,350,626
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		127,898	126,797,764

Edison International, Jr. Sub. Notes(a)	8.125(ff)	06/15/53		3,365	3,316,249
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		10,779	8,903,617
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28		32,025	32,125,817
Gtd. Notes, 144A	3.375	02/15/29		21,891	20,454,018
Gtd. Notes, 144A	3.625	02/15/31		13,003	11,795,583
Gtd. Notes, 144A(a)	3.875	02/15/32		22,128	20,007,668
Gtd. Notes, 144A	5.250	06/15/29		18,376	18,158,026
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		36,169	39,729,157
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		18,125	17,756,502
Sr. Sec’d. Notes	5.000	07/01/28		19,175	18,720,106
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		51,618	52,242,373
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		36,215	37,073,596
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		28,025	30,135,875
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		22,475	21,731,990
Gtd. Notes, 144A(a)	5.000	07/31/27		100,108	99,857,803
Gtd. Notes, 144A(a)	5.500	09/01/26		9,690	9,696,161
Gtd. Notes, 144A	5.625	02/15/27		57,680	57,669,311
					755,785,486
Electrical Components & Equipment 0.4%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	5,913,211
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		18,822	17,674,962
Gtd. Notes, 144A	4.750	06/15/28		1,425	1,374,442
Gtd. Notes, 144A	6.500	12/31/27		1,810	1,817,571

EnerSys, Gtd. Notes, 144A	6.625	01/15/32		4,615	4,712,084

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375%	03/15/29	10,720	$10,945,424
Gtd. Notes, 144A(a)	6.375	03/15/33	8,060	8,211,596
Gtd. Notes, 144A	6.625	03/15/32	10,180	10,453,424
Gtd. Notes, 144A	7.250	06/15/28	19,182	19,416,573
				80,519,287
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29	9,150	8,558,910
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31	8,175	7,260,951
				15,819,861
Engineering & Construction 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	02/01/32	7,540	7,522,657
TopBuild Corp.,
Gtd. Notes, 144A(a)	3.625	03/15/29	13,983	13,122,525
Gtd. Notes, 144A(a)	4.125	02/15/32	8,000	7,266,941
				27,912,123
Entertainment 2.6%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	79,990	74,697,492
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	6,204	6,255,532
Sr. Sec’d. Notes, 144A	7.000	02/15/30	52,667	54,010,290

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,775,497
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	11,012	10,862,270
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	1,336	1,309,280
Sr. Sec’d. Notes, 144A	6.250	01/15/27	5,230	5,269,225
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	32,325	30,791,000
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	15,662,313

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	37,779	36,255,344

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125%	07/01/29	4,271	$3,827,131
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	55,199	54,469,789

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	30,800	18,260,732
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A(a)	6.625	02/01/33	38,815	38,354,577
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	26,348	25,028,938
Voyager Parent LLC, Sr. Sec’d. Notes, 144A(a)	9.250	07/01/32	38,600	39,852,458
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	32,036	31,271,410
Gtd. Notes, 144A(a)	6.250	03/15/33	17,519	17,330,917
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,015,493
				503,299,688
Environmental Control 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	18,010	17,312,112
Gtd. Notes, 144A(a)	4.375	08/15/29	43,706	41,943,337
Gtd. Notes, 144A	4.750	06/15/29	9,690	9,423,525
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/31	6,435	6,650,122
Reworld Holding Corp.,
Gtd. Notes(a)	5.000	09/01/30	19,219	17,926,075
Gtd. Notes, 144A	4.875	12/01/29	34,011	32,199,319

Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33	10,095	10,374,206
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A(a)	6.625	04/01/32	7,485	7,718,757
				143,547,453
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29	9,644	9,068,075
Gtd. Notes, 144A(a)	4.625	01/15/27	18,726	18,542,235
Gtd. Notes, 144A(a)	5.875	02/15/28	1,681	1,679,431

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, (cont’d.)
Gtd. Notes, 144A(a)	6.500%	02/15/28		2,793	$2,851,135
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		101,650	89,053,328
Sr. Sec’d. Notes, 144A	8.000	09/15/28		20,025	18,892,222

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	26,500	33,026,917
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		2,296	2,166,065
Gtd. Notes, 144A	4.375	01/31/32		6,655	6,142,133
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		28,852	25,557,203
Gtd. Notes	4.250	04/15/31		27,663	26,233,914
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		41,306	39,158,582
Gtd. Notes, 144A	5.500	12/15/29		12,350	12,194,206
Gtd. Notes, 144A(a)	6.250	10/15/34		17,505	17,313,466
Gtd. Notes, 144A(a)	6.375	03/01/33		5,415	5,382,156
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		21,316	19,436,960
					326,698,028
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		21,300	19,488,968
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		12,042	11,766,575
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		11,185	11,297,694
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A(a)	7.500	05/01/33		16,176	16,908,553
Sr. Sec’d. Notes, 144A	7.750	05/01/35		17,974	18,941,359
					58,914,181
Healthcare-Products 0.9%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		185,002	174,458,090
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		1,650	1,679,457
					176,137,547

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 3.3%
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	117,085	$103,682,159
Gtd. Notes, 144A(a)	4.625	06/01/30	105,594	98,767,007
Gtd. Notes, 144A	6.875	09/01/32	14,155	14,381,285
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	11,800	13,282,623
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,145,683
Gtd. Notes, MTN	7.750	07/15/36	25,990	29,830,997
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	64,024	60,354,041
Sr. Sec’d. Notes, 144A(a)	8.375	02/15/32	14,020	14,763,216
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	29,536	23,627,643
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	15,425	15,130,715

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(a)	9.375	09/01/29	34,110	34,643,819
Select Medical Corp., Gtd. Notes, 144A(a)	6.250	12/01/32	5,470	5,418,773
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	75,628	72,635,327
Sr. Sec’d. Notes	4.375	01/15/30	118,417	113,161,269
Sr. Sec’d. Notes	4.625	06/15/28	7,143	7,002,659
Sr. Unsec’d. Notes(a)	6.875	11/15/31	40,341	42,350,325
				656,177,541
Holding Companies-Diversified 0.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	69,889	71,923,082
Home Builders 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	21,679	20,562,560
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	28,259	26,512,479
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	11,883	11,918,521
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	42,671,128
Gtd. Notes(a)	7.250	10/15/29	76,643	75,769,387
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/31	16,350	16,056,131

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	67,521	$58,743,270
Gtd. Notes, 144A	6.250	09/15/27	19,193	18,857,123
Sr. Unsec’d. Notes, 144A(a)	5.000	06/15/29	21,994	19,574,660

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	19,585	19,609,481
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,247,772
Gtd. Notes, 144A(a)	6.500	03/15/33	33,295	33,006,953
KB Home,
Gtd. Notes	4.000	06/15/31	19,356	17,542,094
Gtd. Notes	4.800	11/15/29	29,269	28,453,064
Gtd. Notes	6.875	06/15/27	12,836	13,177,212

Landsea Homes Corp., Gtd. Notes, 144A(a)	8.875	04/01/29	32,540	33,930,382
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,623,106
Gtd. Notes	4.950	02/01/28	28,261	27,845,736
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	63,135	59,077,314
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	32,846	32,517,540

New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,510,258
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(a)	4.750	02/15/28	37,975	37,158,467
Sr. Unsec’d. Notes(a)	4.750	04/01/29	19,834	18,995,546

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	21,827	22,846,084
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	15,444	15,530,026
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,632,467
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	24,014	23,412,844
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,533,772
Gtd. Notes	5.700	06/15/28	32,042	31,944,105
				805,259,482
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	45,205	39,876,058

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250%	06/30/31	8,965	$7,844,375
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	49,183	32,829,652

Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	7,000	5,601,752
				86,151,837
Housewares 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	13,275	12,496,621
Sr. Unsec’d. Notes	6.625	05/15/32	24,624	22,790,469
Sr. Unsec’d. Notes(a)	7.000	04/01/46	15,750	12,790,874
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	7,195	7,448,652
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	58,993	52,951,719
Gtd. Notes	4.375	02/01/32	38,775	34,927,709

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	84,380	32,926,280
				176,332,324
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	18,931	19,520,380
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	1,500	1,451,666
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	65,175	67,416,565
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	12,634	13,202,383

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	22,525	21,560,434
Ardonagh Finco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	7.750	02/15/31	12,335	12,755,500
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	19,845	19,823,356
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	25,341	24,929,596
				180,659,880
Internet 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	47,650	45,734,161
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	29,753	28,718,565

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250%	04/01/33	16,680	$16,870,860
Gtd. Notes, 144A(a)	6.750	09/30/27	6,950	7,066,742

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	17,687	16,501,567
Snap, Inc., Gtd. Notes, 144A	6.875	03/01/33	18,740	18,980,508
				133,872,403
Iron/Steel 1.0%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,130,473
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	41,126	41,487,855
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750	04/15/30	28,560	25,628,476
Gtd. Notes, 144A	6.875	11/01/29	19,765	18,374,835
Gtd. Notes, 144A(a)	7.000	03/15/32	16,075	13,885,391
Gtd. Notes, 144A(a)	7.375	05/01/33	18,691	16,047,009
Gtd. Notes, 144A(a)	7.500	09/15/31	26,270	23,608,378
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	8,395	8,405,662
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	30,534	31,167,580
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	8,130	8,089,350
				194,825,009
Leisure Time 3.2%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A(a)	6.750	02/16/31	17,782	18,360,271
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	96,396	96,567,585
Gtd. Notes, 144A(a)	5.750	03/15/30	26,023	25,990,211
Sr. Sec’d. Notes, 144A(a)	4.000	08/01/28	69,158	67,012,318

Life Time, Inc., Sr. Sec’d. Notes, 144A(a)	6.000	11/15/31	14,054	14,096,286
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	40,200	41,455,657
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	5,350	5,335,821
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	12,683	12,636,073

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	5.875%	02/15/27	14,686	$14,667,642
Sr. Sec’d. Notes, 144A	8.125	01/15/29	13,025	13,664,528
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	19,786	19,538,327
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	20,980	20,901,325
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	35,280	37,083,866

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	24,269	24,312,529
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	18,650	18,594,050
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	41,286	41,186,914
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	21,781	21,443,394
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	50,767	50,740,601
Gtd. Notes, 144A	9.125	07/15/31	18,735	20,046,450
Sr. Unsec’d. Notes, 144A(a)	7.000	02/15/29	16,175	16,279,329

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	30,373	29,931,984
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	16,182,687
				626,027,848
Lodging 1.5%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	4.750	06/15/31	43,390	40,683,773
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(a)	3.625	02/15/32	36,540	32,510,282
Gtd. Notes, 144A(a)	5.875	04/01/29	13,360	13,501,349
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	1,920	1,913,019
Gtd. Notes(a)	4.750	10/15/28	53,292	52,125,748
Gtd. Notes(a)	5.500	04/15/27	41,825	41,886,802
Gtd. Notes	6.125	09/15/29	18,460	18,534,956
Gtd. Notes(a)	6.500	04/15/32	45,990	45,893,109
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	14,965	14,689,083
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	38,710	37,258,375
				298,996,496

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000%	05/15/29	26,280	$25,362,017
Gtd. Notes, 144A	6.250	10/15/32	15,465	15,246,009

Vertiv Group Corp., Sr. Sec’d. Notes, 144A(a)	4.125	11/15/28	3,350	3,245,014
				43,853,040
Machinery-Diversified 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	9,549	10,172,414
Sr. Sec’d. Notes, 144A	7.500	01/01/30	27,175	28,397,817

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	39,602	25,043,738
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	35,900	36,941,562
				100,555,531
Media 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	38,795	35,315,326
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	588,634
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	3,317	3,166,911
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	43,236	42,396,005
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	8,378	8,294,522
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	1,621	1,597,546
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,685	22,663,404
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	22,428	14,721,027
Gtd. Notes, 144A	4.125	12/01/30	21,755	14,949,504
Gtd. Notes, 144A	5.375	02/01/28	15,756	14,350,593
Gtd. Notes, 144A	5.500	04/15/27	44,605	42,252,709
Gtd. Notes, 144A	6.500	02/01/29	960	766,366
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	53,572,154
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	6,722,170
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	18,608,162
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	23,472	18,140,841
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	49,969	32,746,732
Gtd. Notes	7.375	07/01/28	29,055	19,841,137
Gtd. Notes	7.750	07/01/26	175,096	150,611,173

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	38,825	$40,035,497
iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	21,523	16,661,439
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	1,863	1,767,369
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	39,352	33,738,631
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	67,924	44,821,235

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	26,970	26,996,892
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	17,932	15,914,950
Sr. Sec’d. Notes, 144A	6.625	06/01/27	75,906	75,923,793
Sr. Sec’d. Notes, 144A	8.000	08/15/28	12,640	12,649,068

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	33,898	32,881,060
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	24,165	20,895,476
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,518,750
				825,109,076
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	15,376,900
Mining 1.7%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	8,950	9,396,965
Unsec’d. Notes, 144A	11.500	10/01/31	18,513	20,594,523

Capstone Copper Corp. (Canada), Gtd. Notes, 144A(a)	6.750	03/31/33	10,635	10,635,000
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A(a)	6.250	09/01/29	25,647	25,275,118
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.875	10/15/27	18,834	18,602,342
Gtd. Notes, 144A	8.000	03/01/33	23,914	23,695,785
Gtd. Notes, 144A(a)	8.625	06/01/31	17,700	17,943,375
Sec’d. Notes, 144A	9.375	03/01/29	18,930	19,876,500

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Hecla Mining Co., Gtd. Notes	7.250%	02/15/28	23,005	$23,125,981
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	38,972	38,649,702
Gtd. Notes, 144A(a)	6.125	04/01/29	41,755	41,702,806

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	6,740	6,893,268
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	3,362	3,297,721
Gtd. Notes, 144A(a)	3.875	08/15/31	4,833	4,300,486
Gtd. Notes, 144A	4.750	01/30/30	40,490	38,465,200
Gtd. Notes, 144A(a)	6.875	01/30/30	14,050	14,488,405

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	8.250	05/01/30	9,335	9,568,375
				326,511,552
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	27,660,967
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,103,280
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	13,950	14,222,276
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	11,480	11,691,098

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	25,330	26,329,998
				87,007,619
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	3,240	3,042,120
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	9,030	9,175,030
				12,217,150
Oil & Gas 5.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	13,879	14,222,627
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	104,709	130,886

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	34,723	$41,681,367
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,264,694
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	36,975	37,533,773

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	725,548
Civitas Resources, Inc.,
Gtd. Notes, 144A(a)	8.375	07/01/28	31,520	31,753,628
Gtd. Notes, 144A(a)	8.625	11/01/30	13,305	13,138,018
Gtd. Notes, 144A	9.625	06/15/33	17,860	17,906,905

CNX Resources Corp., Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,657,442
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	23,675	22,473,233
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	31,578,913
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	14,099	13,094,675
Gtd. Notes, 144A(a)	7.625	04/01/32	21,545	20,374,117
Gtd. Notes, 144A	9.250	02/15/28	30,727	31,728,354

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A(a)	8.500	10/01/30	9,975	9,987,469
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,255,352
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	9,301	10,103,142
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	18,490	17,448,892
Gtd. Notes	5.375	03/15/30	18,701	18,606,919
Gtd. Notes, 144A	5.875	02/01/29	3,645	3,658,176
Gtd. Notes, 144A	6.750	04/15/29	3,909	3,954,808
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	27,675,250
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/30	13,886	13,181,809
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	24,211,019
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	45,198	44,694,548
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32	19,705	17,992,661
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	12,695	11,810,842
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	5,991	5,971,278

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	20,070	19,660,986
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	5.875	02/01/29	8,500	8,457,500

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries Ltd., Gtd. Notes, 144A	7.500%	01/15/28	29,643	$24,566,636
Nabors Industries, Inc.,
Gtd. Notes, 144A(a)	7.375	05/15/27	11,475	11,013,809
Gtd. Notes, 144A	8.875	08/15/31	18,860	12,914,379
Gtd. Notes, 144A(a)	9.125	01/31/30	47,570	43,242,775
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29	5,730	5,643,784
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29	6,876	6,772,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.076(c)	09/30/29	5,730	5,643,783

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	23,385	23,366,733
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	7.125	10/15/27	1,230	1,279,844
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,510,743
Sr. Unsec’d. Notes	7.875	09/15/31	276	303,892
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,195,673
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	44,455	41,990,415
Gtd. Notes, 144A(a)	4.625	05/01/30	28,475	26,659,719
Gtd. Notes, 144A	5.875	07/15/27	1,425	1,417,875
Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32	11,145	11,131,069
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	11,800	11,628,849
Gtd. Notes, 144A	7.000	01/15/32	14,100	14,458,088
Gtd. Notes, 144A(a)	8.000	04/15/27	9,400	9,582,615
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	13,875	13,285,313
Gtd. Notes, 144A(a)	7.125	01/15/26	5,082	5,056,590

Range Resources Corp., Gtd. Notes, 144A(a)	4.750	02/15/30	1,875	1,802,072
SM Energy Co., Sr. Unsec’d. Notes, 144A(a)	6.750	08/01/29	9,240	9,071,626
Sunoco LP,
Gtd. Notes, 144A(a)	6.250	07/01/33	10,685	10,685,822
Gtd. Notes, 144A	7.000	05/01/29	14,235	14,705,301
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	23,108	22,111,697
Gtd. Notes(a)	4.500	04/30/30	29,800	28,127,273

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes	5.875%	03/15/28		6,286	$6,266,650
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,172	1,142,700
Gtd. Notes, 144A	8.250	05/15/29		56,545	50,801,724
Gtd. Notes, 144A	8.500	05/15/31		13,950	11,927,250
Sr. Sec’d. Notes, 144A(a)	8.750	02/15/30		6,840	6,917,976

Valaris Ltd., Sec’d. Notes, 144A(a)	8.375	04/30/30		11,475	11,483,216
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		7,200	6,353,323
					1,011,996,585
Packaging & Containers 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(x)	6.500	06/30/27		42,933	1,502,639
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	18,975	19,694,219
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	400	418,981
Sr. Sec’d. Notes, 144A(x)	4.125	08/15/26		19,697	17,899,649
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		24,755	25,300,091
Sr. Sec’d. Notes, 144A	6.750	04/15/32		24,025	24,290,134
Sr. Sec’d. Notes, 144A	6.875	01/15/30		2,600	2,638,221

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		15,705	15,409,867
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		41,591	41,613,875
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		23,298	20,568,415
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		18,740	16,008,426
Sr. Sec’d. Notes, 144A	8.625	10/01/31		20,825	17,246,487
Sr. Sec’d. Notes, 144A	9.500	11/01/28		7,750	7,005,259
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		43,141	40,980,271

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(a)	7.875	04/15/27		45,560	46,000,495

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

OI European Group BV, Gtd. Notes, 144A(a)	4.750%	02/15/30	10,400	$9,806,992
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	980	980,355
Gtd. Notes, 144A(a)	7.250	05/15/31	2,175	2,178,478

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30	19,750	19,629,920
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	73,268	76,608,131
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	6,675	6,293,218
				412,074,123
Pharmaceuticals 1.9%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	35,275	34,922,250
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	58,426	53,992,016
Gtd. Notes, 144A(a)	5.125	03/01/30	33,807	31,268,326
Gtd. Notes, 144A(a)	6.125	08/01/28	19,902	19,686,242
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	17,149	13,376,220
Gtd. Notes, 144A	5.000	02/15/29	34,581	22,131,840
Gtd. Notes, 144A	5.250	01/30/30	94,786	54,501,950
Gtd. Notes, 144A	5.250	02/15/31	18,167	9,628,510
Gtd. Notes, 144A	6.250	02/15/29	9,368	6,229,720
Gtd. Notes, 144A	7.000	01/15/28	11,113	9,057,095
Sr. Sec’d. Notes, 144A	4.875	06/01/28	33,074	26,996,652
Sr. Sec’d. Notes, 144A	11.000	09/30/28	22,630	21,624,959

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	60,134	50,551,085
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	10,041	10,042,891
				364,009,756
Pipelines 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,897	30,614,278

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.750%	03/01/27	26,130	$26,128,868
Gtd. Notes, 144A(a)	5.750	01/15/28	34,678	34,578,527
Gtd. Notes, 144A	6.625	02/01/32	4,080	4,172,636
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,432,023
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	7,890	8,191,547

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,246,851
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,568,272
Gtd. Notes	7.000	08/01/27	18,055	18,080,350
Gtd. Notes, 144A(a)	8.250	01/15/32	13,750	14,313,545
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	5,647	5,850,345
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	6,625	6,936,796
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	17,966,914
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	142,982
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	11,035	11,368,142
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,843	51,378,349
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,611	1,597,239
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	46,252,736
Gtd. Notes, 144A	6.000	03/01/27	12,884	12,874,792
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,273,885
Gtd. Notes, 144A	6.000	09/01/31	8,663	8,277,805
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	11,614	11,811,024
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	19,005	17,695,958
Sr. Sec’d. Notes, 144A	4.125	08/15/31	14,185	12,852,393
Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,675	9,823,294
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	64,965	61,497,247
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	16,130	16,076,369
Sr. Sec’d. Notes, 144A	9.500	02/01/29	77,597	82,821,954
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	58,010	61,796,945
				620,622,066

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500%(cc)	01/15/28		44,010	$44,890,560
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		1,869	1,986,048
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29		43,625	40,983,513
Gtd. Notes, 144A(a)	4.375	02/01/31		20,677	18,787,987
Gtd. Notes, 144A	5.375	08/01/28		40,335	39,599,183

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		54,871	53,294,177
					199,541,468
Real Estate Investment Trusts (REITs) 2.2%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		43,404	35,817,946
Sr. Unsec’d. Notes	4.750	02/15/28		36,754	33,671,443
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,000	1,035,167
Gtd. Notes	3.500	03/15/31		64,211	42,058,857
Gtd. Notes	4.625	08/01/29		7,075	5,360,533
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32		7,525	7,717,643
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		18,075	18,241,575
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,400	6,301,062
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		3,310	3,270,085
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,435,096
Gtd. Notes, 144A	6.500	04/01/32		25,920	26,296,867

SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29		13,545	12,590,559
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		3,000	2,947,816
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		6,025	6,015,126
Sr. Unsec’d. Notes, 144A	6.500	07/01/30		9,125	9,262,601
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30		21,545	21,836,826
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		19,795	20,597,138
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		35,578	33,532,265
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28		21,414	20,838,432

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	10.500%	02/15/28		78,042	$82,738,665
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,921,068
Gtd. Notes, 144A	4.625	12/01/29		36,481	35,400,516
					437,887,286
Retail 4.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		101,717	93,549,125
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	8,306,735

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		31,157	26,002,348
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		22,850	21,681,078
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		30,183	32,022,265
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		38,453	39,527,325
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		72,441	76,357,348
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		87,105	101,041,228
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	9,284,323
Sr. Sec’d. Notes, 144A	12.000	11/30/28		12,149	13,362,321

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		89,691	81,379,000
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		29,281	24,974,531
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		3,635	3,328,710
Gtd. Notes, 144A(a)	3.875	10/01/31		44,099	38,979,106

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29		42,395	34,060,452
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A(a)	4.875	05/01/29		38,586	37,175,475
Lithia Motors, Inc.,
Gtd. Notes, 144A(a)	4.375	01/15/31		700	656,493

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Lithia Motors, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	3.875%	06/01/29	20,725	$19,529,575
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	63,827	51,253,463
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	9,165	7,336,300
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	11,755	11,272,125
Gtd. Notes, 144A(a)	6.375	11/01/32	17,180	16,962,250

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	04/30/32	11,990	12,302,202
Saks Global Enterprises LLC, Sr. Sec’d. Notes, 144A	11.000	12/15/29	5,000	2,239,126
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32	47,145	47,907,553
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	33,961	33,905,505
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	24,612	22,969,322

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A(a)	4.500	03/15/29	31,160	29,605,116
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	19,835	19,432,831
				916,403,231
Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	13,425	12,965,309
Sr. Sec’d. Notes, 144A	4.750	04/15/29	7,750	7,530,450
				20,495,759
Software 0.3%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	593	589,495
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30	29,490	29,454,211

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	6.000%	05/15/33		14,230	$14,203,369
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		15,200	15,174,198
					59,421,273
Telecommunications 5.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		37,200	29,109,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29		43,725	33,363,487
Sr. Sec’d. Notes, 144A	9.625	07/15/27		40,113	35,098,875

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29		20,430	19,434,038
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		8,311	831
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		14,848	15

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		71,255	71,433,099
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		77,493	75,070,894
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30		41,923	36,040,723
Sr. Sec’d. Notes	10.750	11/30/29(d)		88,450	88,950,515
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		15,425	15,589,373
Sec’d. Notes, 144A	6.000	01/15/30		42,013	42,557,577
Sec’d. Notes, 144A	6.750	05/01/29		25,500	25,853,990
Sr. Sec’d. Notes, 144A	5.000	05/01/28		92,061	91,886,243
Sr. Sec’d. Notes, 144A	5.875	10/15/27		43,589	43,696,097
Sr. Sec’d. Notes, 144A	8.750	05/15/30		1,700	1,787,751
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	3,001,471
Sr. Sec’d. Notes, 144A	7.000	10/15/28		40,966	41,478,075
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/32		18,000	18,112,500
Sr. Sec’d. Notes, 144A(a)	8.500	04/15/31		10,550	11,131,411

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		41,645	40,959,940

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750%	07/15/29	3,100	$2,553,101
Sec’d. Notes, 144A	4.000	04/15/31	12,239	10,271,711
Sec’d. Notes, 144A	4.500	04/01/30	28,670	25,312,349
Sec’d. Notes, 144A	4.875	06/15/29	15,778	14,386,455
Sec’d. Notes, 144A	10.000	10/15/32	7,150	7,210,685
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30	21,160	23,149,177
Sr. Sec’d. Notes, 144A(a)	10.750	12/15/30	14,322	16,198,691
Sr. Sec’d. Notes, 144A(a)	11.000	11/15/29	75,771	86,122,202

Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	19,659	19,271,963
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	8,771	9,383,933
Gtd. Notes	8.750	03/15/32	33,753	40,436,080
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	8,100	7,417,615
Sr. Unsec’d. Notes, 144A	7.500	05/30/31	20,139	16,017,869

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.750	04/15/32	3,500	3,596,250
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	39,780	41,414,503
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.625	07/15/29	12,404	13,200,709
				1,060,499,198
Transportation 0.3%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	20,625	21,181,934
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	28,895	27,198,354
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	4,825	5,003,998
Gtd. Notes, 144A(a)	7.125	02/01/32	4,700	4,882,538
Sr. Sec’d. Notes, 144A	6.250	06/01/28	6,875	6,947,665
				65,214,489

Total Corporate Bonds (cost $16,394,891,248)				15,926,227,506

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 6.7%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048%(c)	04/01/31	6,000	$6,000,000
Auto Parts & Equipment 0.6%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32	27,175	27,073,094
First Brands Group LLC, 2021 Second Lien Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	63,711	57,339,816
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.173(c)	11/17/28	36,233	34,942,233
Term B Loan, 3 Month SOFR + 5.100%	9.411(c)	11/17/28	4,975	4,815,088
				124,170,231
Building Materials 0.1%
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	14,966	14,891,170
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.577(c)	02/10/32	5,775	5,750,936
				20,642,106
Chemicals 0.8%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term,Loan, 3 Month SOFR + 4.500%	8.833(c)	11/15/30	36,689	34,166,329
Cornerstone Chemical Co., Term Loan, 3 Month SOFR + 5.000%^	8.799(c)	05/07/29	16,232	15,254,617
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	16,313	15,583,453
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	20,390	19,268,550
Venator Finance Sarl,
Initial First Out Term Loan, 3 Month SOFR + 2.000%^	6.308(c)	12/31/25	20,934	20,724,724
Term Loan	14.322(c)	10/12/28	29,845	24,622,496

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 10.000%^	15.299(c)	07/16/26	21,049	20,838,320
				150,458,489

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.1%
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.030%(c)	12/31/30		15,307	$15,038,887
Second Out Term Loan, 3 Month SOFR + 4.862%	9.141(c)	12/31/30		14,648	12,780,528
					27,819,415
Computers 0.3%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329(c)	03/01/29		33,882	32,476,348
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.030(c)	04/16/29		14,987	15,035,373
NCR Atleos LLC, Term A Loan, 1 Month SOFR + 2.750%^	6.786(c)	10/16/28		8,243	8,139,799
					55,651,520
Cosmetics/Personal Care 0.1%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.250%	8.690(c)	02/23/29	GBP	11,625	15,532,424
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.799(c)	07/20/28		3,992	3,932,191
Electronics 0.1%
Likewize Corp., Closing Date Term Loan, 3 Month SOFR + 5.750%	10.027(c)	08/15/29		17,405	16,708,500
Environmental Control 0.1%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)	03/03/32		10,375	10,323,125
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.583(c)	11/04/31		9,327	9,029,339
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31		4,239	4,180,024

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780%(c)	12/19/30	21,565	$21,140,428
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%	8.299(c)	07/08/31	16,467	14,004,029
Housewares 0.1%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	12/18/29	4,443	4,421,132
Tranche A-2, 1 Month SOFR + 4.114%	8.441(c)	10/06/28	9,438	7,550,566
				11,971,698
Insurance 0.8%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.327(c)	11/06/30	58,045	57,609,266
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.077(c)	02/13/27	3,474	3,466,852

Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	02/14/31	17,000	17,018,598
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.691(c)	01/20/29	33,945	32,099,241
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	12/23/26	33,525	33,487,443
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.577(c)	09/19/30	22,140	21,874,228
				165,555,628
Internet 0.1%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.329(c)	11/30/27	6,742	6,729,839
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	15,921	14,288,899
				21,018,738
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	12.500(c)	10/31/29	31,590	43,839,270

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Leisure Time 0.2%
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099%(c)	01/30/32	EUR	36,900	$40,978,693
Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	10.303(c)	12/21/29		12,176	12,115,427
Media 1.1%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%^	9.256(c)	10/31/27		55,195	45,121,906
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28		100,502	98,617,654
iHeartCommunications, Inc., Refinanced Term B Loan, 1 Month SOFR + 5.889%	10.214(c)	05/01/29		13,391	10,964,239
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	09/25/26		64,789	56,820,364
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.693(c)	01/31/29		6,200	6,108,550
					217,632,713
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		4,000	3,950,000
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		67,676	66,830,445
					70,780,445
Oil & Gas 0.0%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.333(c)	02/11/30		9,825	9,788,156
Retail 0.1%
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 2 Month SOFR + 5.250%	9.548(c)	01/29/31		3,850	3,623,812
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/23/32		14,365	14,203,273
					17,827,085

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.3%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.327%(c)	02/15/29	9,593	$9,542,320
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 1 Month SOFR + 3.000%	7.322(c)	07/30/31	6,150	6,102,165
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.693(c)	07/14/28	39,408	34,580,133
				50,224,618
Telecommunications 0.9%
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	12/11/26	3,038	3,021,847
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	09/27/29	41,727	38,013,081

Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27	8,570	8,512,877
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.577(c)	03/27/32	10,650	10,705,912
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/29	43,471	43,018,311
Term B-2 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/30	21,954	21,715,914
MLN US HoldCo LLC,
3L Term B Loan^	17.750	10/18/27(d)	70	174
Initial Term Loan^	14.940	10/18/27(d)	1,038	1,038
Initial Term Loan (Second Out (First Lien Roll-Up))^	15.200	10/18/27(d)	2,343	5,858

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.940(c)	05/30/30	16,422	15,289,087
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.177(c)	10/01/31	6,225	6,240,563
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.594(c)	10/24/29	8,369	8,006,040
Second Out Term Loan, 3 Month SOFR + 1.762%^	6.094(c)	10/24/31	33,364	25,940,881
				180,471,583

Total Floating Rate and Other Loans (cost $1,342,421,046)				1,321,795,875
U.S. Treasury Obligations 5.5%
U.S. Treasury Notes(k)	2.500	03/31/27	10,750	10,480,410
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	98,094,087

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.875%	03/31/27	115,000	$114,883,203
U.S. Treasury Notes(h)(k)	3.875	11/30/27	301,400	301,376,453
U.S. Treasury Notes	4.000	03/31/30	134,475	134,748,152
U.S. Treasury Notes	4.125	01/31/27	117,625	117,909,873
U.S. Treasury Notes	4.125	02/28/27	100,000	100,289,063
U.S. Treasury Notes	4.125	11/15/27	138,050	138,815,746
U.S. Treasury Notes	4.625	06/30/26	48,000	48,240,000
U.S. Treasury Notes	4.875	05/31/26	15,000	15,101,953

Total U.S. Treasury Obligations (cost $1,081,741,423)				1,079,938,940

	Shares
Affiliated Exchange-Traded Funds 0.5%
PGIM AAA CLO ETF		1,867,500	95,989,500
PGIM Active High Yield Bond ETF		225,000	7,868,250

Total Affiliated Exchange-Traded Funds (cost $103,503,731)(wa)			103,857,750
Common Stocks 1.9%
Chemicals 0.4%
Cornerstone Chemical Co.*^	1,010,075	7,777,578
TPC Group, Inc.*^	2,374,523	47,490,460
Venator Materials PLC*^(x)	82,538	16,507,600
		71,775,638
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	195,390	5,861,700
Keycon Power Holdings LLC*^	788,740	18,361,867
		24,223,567
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*(x)	402,445	52,278,893
Interactive Media & Services 0.2%
Diamond Sports Group LLC*	2,401,128	34,115,227
Oil, Gas & Consumable Fuels 0.3%
Expand Energy Corp.	179,317	20,824,083
Heritage Power LLC*(x)	846,791	48,055,389

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC*(x)	23,599	$1,339,243
Heritage Power LLC*^(x)	617,491	308,746
		70,527,461
Wireless Telecommunication Services 0.6%
Digicel International Finance Ltd. (Jamaica)*	7,820,619	54,744,333
Intelsat Emergence SA (Luxembourg)*	1,635,294	67,711,801
Stonepeak Falcon Holdings, Inc. (Canada)*	2,875,253	6,801,914
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	150,521	15
		129,258,063

Total Common Stocks (cost $334,932,933)		382,178,849
Preferred Stocks 0.8%
Diversified Telecommunication Services 0.1%
Qwest Corp., 6.750%, Maturing 06/15/57	500,546	9,350,199
Electronic Equipment, Instruments & Components 0.7%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	133,666	133,666,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	509,750	5,938,180

Total Preferred Stocks (cost $140,779,260)		148,954,379

Units
Warrants* 0.0%
Chemicals 0.0%
Ashland, Inc., expiring 03/31/29	230	—

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Units	Value
Warrants* (Continued)
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26	4,490,907	$1,179,761

Total Warrants (cost $0)		1,179,761

Total Long-Term Investments (cost $19,584,233,127)		19,151,130,863

	Shares
Short-Term Investments 8.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wa)	388,502,204	388,502,204
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $1,326,618,844; includes $1,321,661,446 of cash collateral for securities on loan)(b)(wa)	1,327,545,629	1,326,483,593

Total Short-Term Investments (cost $1,715,121,048)		1,714,985,797

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 106.2% (cost $21,299,354,175)		20,866,116,660
Option Written*~ (0.0)%
(premiums received $628,662)		(77,186)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 106.2% (cost $21,298,725,513)		20,866,039,474
Liabilities in excess of other assets(z) (6.2)%		(1,218,770,916)

Net Assets 100.0%		$19,647,268,558

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $593,743,033 and 3.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,295,160,640; cash collateral of $1,321,661,446 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	11/06/19-12/30/24	$43,097,058	$1,502,639	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 2.125%, 08/15/26	06/17/24	346,143	418,981	0.0
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 2.125%, 08/15/26	04/09/24-12/06/24	17,560,569	19,694,219	0.1
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	05/28/20-05/22/25	17,880,393	17,899,649	0.1
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	03/29/21-02/09/22	133,723,000	133,666,000	0.7
Ferrellgas Partners LP (Class B Stock)*	03/31/10-10/04/21	105,601,233	52,278,893	0.3
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(a), 6.625%, 01/15/27	02/01/24-10/23/24	35,865,616	37,056,713	0.2
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 7.625%, 05/01/26	10/14/20-02/16/24	19,840,884	20,147,249	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23-12/05/24	23,039,125	23,305,630	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(a), 12.250%, 10/01/30	09/14/23-12/10/24	20,578,813	22,033,870	0.1
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A(a), 8.375%, 04/01/32	02/04/25-05/09/25	10,962,830	10,954,189	0.1
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.125%, 05/15/31	06/24/24	4,228,700	4,398,981	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.250%, 02/01/29	01/24/24-05/06/24	10,830,438	11,081,661	0.1
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19-10/23/20	21,213,596	5,861,700	0.0
Heritage Power LLC*	11/21/23	—	1,339,243	0.0
Heritage Power LLC*^	11/21/23	308,746	308,746	0.0
Heritage Power LLC*	11/21/23-11/01/24	21,999,820	48,055,389	0.2
SLM Corp., Sr. Unsec’d. Notes(a), 6.500%, 01/31/30	01/29/25	7,064,212	7,324,214	0.0
Venator Materials PLC*^	12/21/23	134,882,407	16,507,600	0.1
Total		$629,023,583	$433,835,566	2.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at May 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $2,821,892)^	2,864,865	$2,821,892	$—	$—

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Unfunded loan commitment outstanding at May 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $6,000,000)^	6,000	$6,030,000	$30,000	$—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $7,004,254)	6,958	6,923,101	—	(81,153)
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $5,924,465)	5,924	5,894,843	—	(29,622)
		$18,847,944	$30,000	$(110,775)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/18/25	$101.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	108,390	$(77,186)
(premiums received $628,662)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,880	2 Year U.S. Treasury Notes	Sep. 2025	$597,420,000	$537,126
171	5 Year Euro-Bobl	Jun. 2025	23,132,455	83,350
10,583	5 Year U.S. Treasury Notes	Sep. 2025	1,144,948,313	4,725,057
8,187	10 Year U.S. Treasury Notes	Sep. 2025	906,710,250	5,662,317
457	20 Year U.S. Treasury Bonds	Sep. 2025	51,541,031	315,649
470	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	54,549,375	876,430
3	Euro Schatz Index	Jun. 2025	365,655	968
				12,200,897
Short Positions:
60	10 Year Euro-Bund	Jun. 2025	8,938,944	78,287
58	10 Year Euro-Bund	Sep. 2025	8,628,466	(16,852)
				61,435
				$12,262,332

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	BOA	GBP	61,487	$82,977,106	$82,846,384	$—	$(130,722)
Euro,
Expiring 06/03/25	BNY	EUR	51,244	58,002,786	58,198,432	195,646	—
				$140,979,892	$141,044,816	195,646	(130,722)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	MSI	GBP	61,487	$81,908,887	$82,846,384	$—	$(937,497)
Expiring 07/02/25	BOA	GBP	61,487	82,988,666	82,857,272	131,394	—
Euro,
Expiring 06/03/25	BNY	EUR	51,244	58,407,253	58,198,432	208,821	—
Expiring 07/02/25	BARC	EUR	17,405	19,795,675	19,803,622	—	(7,947)
Expiring 07/02/25	BNY	EUR	51,244	58,113,062	58,305,360	—	(192,298)
				$301,213,543	$302,011,070	340,215	(1,137,742)
						$535,861	$(1,268,464)
Credit default swap agreement outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	516,210	3.507%	$19,881,179	$37,083,023	$17,201,844
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	JPM	09/20/25	(52,790)	$52,478	$—	$52,478
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	09/20/25	(18,440)	(176,547)	—	(176,547)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	BNP	09/22/25	(75,740)	388,845	—	388,845
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	12/20/25	(12,270)	(129,224)	—	(129,224)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	12/22/25	(145,670)	336,120	—	336,120
					$471,672	$—	$471,672
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM High Yield Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).